STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
STOCK-BASED COMPENSATION
Summary of exercise prices and exercise periods of the share options outstanding

Average exercise
	Number of share	price per share
	options	option
(RMB)
At March 31, 2021	13,013,422	7.3289
Granted during the period	—	—
Forfeited during the period	—	—
Exercised during the period	—	—
Expired during the period	—	—
At March 31, 2022	13,013,422	7.3289
Granted during the period	—	—
Forfeited during the period	—	—
Exercised during the period	—	—
Expired during the period	—	—
At September 30, 2022	13,013,422	7.3289

		Average exercise
	Number of share	price per share
	options	option
		(RMB)
At March 31, 2020	11,223,795	3.8807
Granted during the period	10,254,198	8.4631
Forfeited during the period	(298,117)	6.4631
Exercised during the period	(8,103,671)	—
Expired during the period	(62,783)	6.4631
At March 31, 2021	13,013,422	7.3289
Granted during the period	—	—
Forfeited during the period	—	—
Exercised during the period	—	—
Expired during the period	—	—
At March 31, 2022	13,013,422	7.3289

Summary of exercise price range and exercise periods of the share options outstanding

Six Months Ended
30 September 2022
Number of
options	Exercise price	Exercise period
	(RMB)
6,133,005	3.4845	2021 – 2031
2,453,049	6.4631	2021 – 2026
4,427,368	13.1344	2021 – 2026
13,013,422

Year ended
31 March 2021
Number of
options	Exercise price	Exercise period
	(RMB)
6,133,005	3.4845	2021 – 2031
2,453,049	6.4631	2021 – 2026
4,427,368	13.1344	2021 – 2026
13,013,422

Summary of stock-based compensation expense

	Six Months Ended September 30,
	2021	2022	2022
	(Unaudited)	(Unaudited)	(Unaudited)
Research and development expenses	492,764	(1,015,055)	$(142,970)
General and administrative expenses	2,635,978	929,739	130,953
Total stock-based compensation	3,128,742	(85,316)	$(12,017)

	For the Fiscal Years Ended March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Research and development expenses	4,200,464	975,171	$153,614
General and administrative expenses	72,501,943	6,789,277	1,069,481
Selling expenses	54,093	—	—
Total stock-based compensation	76,756,500	7,764,448	$1,223,094